Balance Sheet Details (Details) - Schedule of property and equipment, net - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Property And Equipment Net Abstract
Lab equipment	$ 131,962	$ 131,963
Total property and equipment, gross	131,962	131,963
Accumulated depreciation	(35,567)	(16,782)
Total property and equipment, net	$ 96,395	$ 115,181